Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,185,792
Proposed Maximum Offering Price per Unit	2.19
Maximum Aggregate Offering Price	$ 4,786,884.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 661.07
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock, par value $0.001 per share (the "Common Stock") of Global Interactive Technologies, Inc. (the "Company") being registered hereunder include such indeterminate number of shares of Common Stock that may become issuable with respect to the shares of Common Stock being registered hereunder as a result of any share split, dividend or other distribution, recapitalization or other similar transaction. All of the Common Stock are to be offered for resale by the Selling Stockholder named in the prospectus contained in this Registration Statement on Form S-1. The Company will not receive any proceeds from the sale of its Common Stock by the Selling Stockholder. The amount registered consists of up to (i) 1,092,896 shares of Common Stock issuable upon the exercise of the Common Stock Warrants; and (ii) 1,092,896 shares of Common Stock issuable upon the exercise of Pre-Funded Warrants. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Common Stock on July 23, 2026.